Forfeiture Shares (Details) - USD ($) $ in Thousands	Sep. 30, 2024	Sep. 29, 2021
Forfeiture Shares [Line Items]
Ordinary Shares were forfeited	646,875
Forfeiture Shares [Member]
Forfeiture Shares [Line Items]
Fair value of forfeiture shares (in Dollars)	$ 1
PTK Sponsor [Member]
Forfeiture Shares [Line Items]
Ordinary shares		1,006,250